Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Federal depository insurance coverage (in Dollars)	$ 250,000
Expenses incurred	$ 160,416,000	$ 4,690,000
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM assesses performance and decides how to allocate resources based on net loss. Net loss is used to monitor budget versus actual results. The measure of segment net loss and segment expenses is reported on the consolidated statements of operations and comprehensive loss.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Number of operating segments | segment	1
Number of reportable segments | segment	1
Business combination related to total costs deferred and capitalized		6,000,000
Deferred offering costs	$ 9,900,000
Impairment of long-lived assets
Lifecore Master Services Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Expenses incurred	$ 900,000
ASU 2023-08 [Member]
Summary of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2025
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
ASU 2023-09 [Member]
Summary of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	7 years